Significant estimates And Certain Concentrations (Details)	12 Months Ended
Dec. 31, 2013
Concentration Risk [Line Items]
Percentage of all employees covered by a contract expiring 2014	9.00%
Unionized Employees Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of employees that are covered by various collective bargaining agreements	39.00%
Percentage of union employees covered by a contract expiring 2014	23.00%